Loans and advances to customers - Securitisation (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Derecognized securitized loans	€ 47	€ 241	€ 477
Securitized loans retained on the balance sheet	88,767	91,208	100,675
Securitizations	88,814	91,449	101,152
UK
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Securitized loans retained on the balance sheet	13,519	15,694	20,969
Santander Bank, National Association
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Original assets before transfer	35	113	324
Mortgage assets
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Derecognized securitized loans	47	241	477
Securitized loans retained on the balance sheet	33,900	36,844	44,311
Mortgage assets | Santander Bank, National Association
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Derecognized securitized loans	35
Other securitized assets
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Securitized loans retained on the balance sheet	€ 54,867	€ 54,364	€ 56,364